Loss Per Share (Details 1) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Loss Per Share [Abstract]
Loss attributable to Company's owners, used in computation of basic loss per share	$ 12,998	$ 11,753	$ 5,313
Adjustment in respect of the finance income relating to derivative financial instruments, anti-dilution mechanism and compensation feature	1,462	710
Total loss per share	$ 14,460	$ 12,463	$ 5,313
The weighted average of the number of ordinary shares in issue used in computation of basic loss per share (in thousands of shares)	13,599	35,302	18,433
Adjustment in respect of incremental shares assuming the conversion to derivative financial instruments, anti-dilution mechanism and compensation feature	421	344
Total weighted average of the number of ordinary shares	14,020	35,646	18,433
Diluted loss per share (dollar)	$ (1.03)	$ (6.99)	$ (5.76)